Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash and cash equivalents	$ 5,594	$ 7,085	$ 6,574
Restricted cash	1,000
Trade and other receivables, net of allowance for doubtful accounts	33,420	35,443	30,498
Inventories	42,472	31,206	20,942
Prepaid expenses and other	5,601	5,029	4,503
Property, plant and equipment, net	18,435	12,732	12,652
Lease fleet, net	289,983	259,458	220,095
Goodwill	72,664	68,449	68,948
Other intangible assets, net	20,240	18,158	23,358
Total assets	489,409	437,560	387,570
Liabilities
Trade payables and accrued liabilities	36,480	35,964	32,522
Income taxes payable	404	593	440
Unearned revenue and advance payments	14,740	12,151	10,292
Senior and other debt	210,937	174,092	136,589
Deferred tax liabilities	24,018	20,763	15,835
Total liabilities	286,579	243,563	195,678
Commitments and contingencies
Equity
Cumulative preferred stock, value	2,145	1,395	1,395
Common stock, value	2	2	2
Additional paid-in capital	113,301	112,865	112,278
Accumulated other comprehensive income	7,156	5,809	4,904
Accumulated deficit	(20,107)	(22,877)	(25,490)
Total General Finance Corporation stockholders' equity	102,497	97,194	93,089
Equity of noncontrolling interests	100,333	96,803	98,803
Total equity	202,830	193,997	191,892
Total liabilities and equity	$ 489,409	$ 437,560	$ 387,570